Salaries and personnel expenses - Payroll expenses and employees (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Analysis of income and expense [abstract]
Salaries	$ 3,590	$ 3,197	$ 2,876
Pension costs	487	495	441
Payroll tax	497	538	511
Other compensations and social costs	381	381	375
Total payroll expenses	$ 4,955	$ 4,610	$ 4,203
Average number of employees | employee	24,700	24,400	23,000
Percent of part time employees	2.00%	2.00%	2.00%